HALE AND DORR LLP
                            COUNSELLORS AT LAW
              60 State Street, Boston, Massachusetts 02109
                     617-526-6000 . Fax 617-526-5000

May 22, 1997

Northern Funds
207 East Buffalo Street
Suite 400
Milwaukee, Wisconsin 53202

     RE:  Rule 24f-2 Notice

Ladies and Gentlemen:

     Northern Funds (the "Trust") is a Massachusetts business trust created under a written Agreement and Declaration of Trust dated, executed and delivered in Boston, Massachusetts on October 12, 1993, as amended from time to time (as so amended, the "Declaration of Trust"). The beneficial interests thereunder are represented by transferable shares of beneficial interest, $.0001 par value per share.

     The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided. Pursuant to Article IV, Section 4.1 of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Pursuant to Article IV, Section 4.1 of the Declaration of Trust, the Trustees are empowered in their discretion to issue shares of any series for such consideration, whether cash or other property, and on such terms as the Trustees may determine (or for no consideration if pursuant to share dividend or split-up), all without action or approval of the shareholders. Pursuant to Article IV,
Section 4.2 of the Declaration of Trust, the Trustees have established twenty-four separate series of shares.

     By votes adopted on October 13, 1993, February 22, 1994, August 4, 1994, May 25, 1995 and August 6, 1996, the Trustees of the Trust authorized the President, any Vice President, the Secretary and the Treasurer from time to time to determine the appropriate number of shares to be registered, to register with the Securities and Exchange Commission, and to issue and sell to the public, such shares.

Northern Funds
May 22, 1997
Page 2

     We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act") the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended (the "1933 Act").

     We understand that you are about to file with the Securities and Exchange Commission a notice on form 24F-2 pursuant to Rule 24f-2 (the "Rule 24f-2 Notice") making definite the registration of 17,444,751,482 shares of beneficial interest of the Trust (the "Shares") sold in reliance upon said Rule 24f-2 during the fiscal year ended March 31, 1997.

     We have examined the Declaration of Trust, the By-Laws, as amended from time to time, of the Trust, resolutions of the Board of Trustees, a certificate of an officer of the Trust to the effect that the Trust or its agent received the consideration for each of the Shares in accordance with the terms of the Declaration of Trust, and such other documents as we have deemed necessary or appropriate for the purposes of this opinion, including, but not limited to, originals, or copies certified or otherwise identified to our satisfaction, of such documents, Trust records and other instruments. In our examination of the above documents, we have assumed the genuiness of all signatures, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified of photostatic copies.

     For purposes of this opinion letter, we have not made an independent review of the laws of any state or jurisdiction other than The Commonwealth of Massachusetts and express no opinion with respect to the laws of any jurisdiction other than the laws of The Commonwealth of Massachusetts. Further, we express no opinion as to compliance with any state or federal securities laws, including the securities laws of The Commonwealth of Massachusetts.

     Our opinion below, as it relates to the non-assessability of the Shares of the Trust, is qualified to the extent that under Massachusetts Law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Trust. In this regard, however, please be advised that the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, certificate or undertaking made or issued by the Trustees or officers of the Trust. Also, the Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust.

     We are of the opinion that all necessary Trust action precedent to the issuance of the Shares has been duly taken, and that the Shares were legally and validly issued, and are fully paid and non-assessable by the Trust, subject to compliance with

Northern Funds
May 22, 1997
Page 3

the 1933 Act, the 1940 Act and the applicable state laws regulating the sale of securities.

     We consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above. Except as provided in this paragraph, this opinion may not be relied upon by, or filed with, any other parties or for any other purpose.

          Very truly yours,

          /s/Hale and Dorr LLP
          Hale and Dorr LLP




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



 1.   Name and address of issuer:

      Northern Funds
      207 East Buffalo Street, Suite 400, Milwaukee, WI 53202



 2.   Name of each series or class of funds for which this notice is filed:

      Northern Money Market Fund
      Northern U.S. Government Money Market Fund
      Northern Municipal Money Market Fund
      Northern U.S. Government Fund
      Northern Fixed Income Fund
      Northern Intermediate Tax-Exempt Fund
      Northern Tax-Exempt Fund
      Northern International Fixed Income Fund
      Northern Income Equity Fund
      Northern Growth Equity Fund
      Northern Select Equity Fund
      Northern Small Cap Fund (formerly Small Cap Growth Fund)
      Northern International Growth Equity Fund
      Northern International Select Equity Fund
      Northern U.S. Government Select Money Market Fund
      Northern California Municipal Money Market Fund
      Northern Technology Fund
      Northern Florida Intermediate Tax-Exempt Fund
      Northern Stock Index Fund


 3.   Investment Company Act File Number:  811-8236

      Securities Act File Number:     33-73404



 4.   Last day of fiscal year for which this notice is filed:

      March 31, 1997



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                      (_)



 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:




 9.   Number and aggregate sale price of securities sold during the fiscal year:

      17,444,751,482 - $17,971,045,161



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      17,444,751,482 - $17,971,045,161



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      18,225,451 - $58,796,902



 12.  Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                            $17,971,045,161
                                                                 --------------
      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):                                         +    58,796,902
                                                                 --------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                         -16,604,192,372
                                                                 --------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a reduction
           to filing fees pursuant to rule 24e-2 (if
           applicable):                                         +             0
                                                                 --------------
     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on rule
           24f-2 [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                       1,425,649,691
                                                                 --------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                    x        1/3300
                                                                 --------------
    (vii)  Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                           $   432,015.06
                                                                 ==============

 INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                      (x)

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      May 22, 1997 and May 28, 1997


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/Miriam M. Allison
                                      --------------------------
                                      Miriam M. Allison
                                      Vice President and Treasurer
                                      --------------------------

     Date  May 27, 1997
           -----------------

 <F1> Please print the name and title of the signing officer below the signature.